26. Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2018
Expenses By Nature Tables Abstract
Expenses by nature
	2018	2017	2016
		Restated	Restated

Cost of inventories	(36,239)	(32,140)	(30,194)
Personnel expenses	(4,846)	(4,691)	(4,503)
Outsourced services	(636)	(648)	(587)
Functional expenses	(2,380)	(2,376)	(2,304)
Selling expenses	(1,334)	(1,226)	(1,167)
Other expenses	(753)	(624)	(628)
	(46,188)	(41,705)	(39,383)

Cost of sales	(37,834)	(33,646)	(31,654)
Selling expenses	(7,297)	(7,027)	(6,781)
General and administrative expenses	(1,057)	(1,032)	(948)
	(46,188)	(41,705)	(39,383)